December 6, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	BlackRock MuniYield New Jersey Fund, Inc.
(811-06570) N-14 Filing

Ladies and Gentlemen:

On behalf of BlackRock MuniYield New Jersey Fund, Inc., we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, one electronically signed Registration Statement on Form N-14 (the “Registration Statement”).

The Registration Statement is being filed in connection with the proposed reorganization of BlackRock New Jersey Municipal Bond Trust (811-21050) and BlackRock New Jersey Municipal Income Trust (811-10335) with BlackRock MuniYield New Jersey Fund, Inc. (811-06570) (together, the “Funds”) and relates to BlackRock MuniYield New Jersey Fund, Inc.‘s proposed offering of common shares in connection therewith and the solicitation of proxies from all three Funds’ common shareholders in connection therewith. The Funds have concurrently filed a joint preliminary proxy statement on Schedule 14A relating to the solicitation of proxies from preferred shareholders of the Funds in connection with this proposed reorganization.

A fee of $124.50 to cover the registration fee under the Securities Act has been paid.

Securities and Exchange Commission

December 6, 2017

If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0501 or Tom DeCapo at (617) 573-4814.

Best regards,

/s/ Laura N. Ferrell

Laura N. Ferrell